UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21800

BlackRock World Investment Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock World Investment Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock World Investment Trust (BWC)
(Percentage of Net Assets)

Shares	Description	Value
	LONG-TERM INVESTMENTS—97.0%
	Common Stocks—95.8%
	Australia—3.0%
995,800	Lion Nathan Ltd.	$6,436,202
261,400	Publishing & Broadcasting Ltd.	4,009,219
191,700	QBE Insurance Group Ltd.	5,212,447
2,093,700	SP AusNet	2,410,193
303,400	St. George Bank Ltd.	7,852,391
	Total Australia	25,920,452
	Bermuda—0.5%
116,600	Accenture Ltd.	4,401,650
	Brazil—1.7%
91,900	Cia Energetica de Minas Gerais (ADR)	4,431,418
260,100	Gerdau S.A. (ADR)	4,395,690
58,700	Petroleo Brasileiro S.A. (ADR)	5,769,036
	Total Brazil	14,596,144
	Canada—2.8%
127,700	Barrick Gold Corp.	3,778,479
62,800	Canadian Imperial Bank of Commerce	5,383,467
90,000	Teck Cominco Ltd., Class B	6,635,282
173,900	TELUS Corp.	8,253,157
	Total Canada	24,050,385
	Channel Islands—0.4%
72,200	Eurocastle Investment Ltd.	3,858,195
	China—1.7%
103,000[1]	China Communications Services Corp. Ltd.	65,566
3,692,800[1]	Industrial & Commercial Bank of China	2,249,003
97,200	PetroChina Co. Ltd. (ADR)	11,987,676
	Total China	14,302,245
	Denmark—1.1%
204,900	Danske Bank A/S	9,438,701
	Finland—1.7%
156,115	Fortum Oyj	4,307,235
182,301	Wartsila Oyj, B Shares	10,485,919
	Total Finland	14,793,154
	France—3.2%
47,700[1]	Alstom	5,849,854
171,600	AXA S.A.	7,277,053
36,400	Schneider Electric S.A.	4,416,467
55,700	Societe Generale	9,887,641
	Total France	27,431,015
	Germany—5.5%
69,600	Bilfinger Berger AG	5,490,012
61,100	Deutsche Bank AG	8,655,684
189,800	Deutsche Lufthansa AG	5,324,022
51,800	E.ON AG	7,056,190
96,000[1]	Hannover Rueckversicherung AG	4,276,134
65,800	K&S AG	7,161,295
57,900	Linde AG	6,235,722
33,700	Siemens AG	3,728,068
	Total Germany	47,927,127
	Greece—0.8%
188,650	Piraeus Bank S.A.	6,807,660
	Hong Kong—2.0%
247,000	Esprit Holdings Ltd.	2,544,005
10,699,000	Guangdong Investment Ltd.	5,475,478
285,700	Hong Kong Exchanges & Clearing Ltd.	3,685,858
1,261,000	New World Development Co. Ltd.	3,173,087

BlackRock World Investment Trust (BWC) (continued)
(Percentage of Net Assets)

Shares	Description	Value
	Hong Kong—(cont'd)
5,000,000	Xinyi Glass Holding Co. Ltd.	$2,341,323
	Total Hong Kong	17,219,751
	Italy—4.9%
2,102,400	AEM S.p.A.	6,802,396
376,700	Credito Emiliano S.p.A.	5,605,323
427,500	Enel S.p.A.	4,534,890
279,200	Eni S.p.A.	8,998,820
124,100	Fondiaria-Sai S.p.A.	4,919,938
547,300	Milano Assicurazioni S.p.A.	4,374,463
810,900	Unicredito Italiano S.p.A.	7,532,816
	Total Italy	42,768,646
	Japan—4.9%
109,200	Daito Trust Construction Co. Ltd.	5,244,268
121,200	Denso Corp.	4,873,126
26,400	Maruichi Steel Tube Ltd.	705,911
1,095	Mizuho Financial Group, Inc.	7,923,393
390[1]	Nippon Commercial Investment Corp. (REIT)	1,877,610
544,000	Nissan Motor Co. Ltd.	6,804,874
25,470	ORIX Corp.	7,350,648
755	Sumitomo Mitsui Financial Group, Inc.	7,715,830
	Total Japan	42,495,660
	Luxembourg—1.0%
26,600	GAGFAH S.A.	796,006
182,800	Oriflame Cosmetics S.A.	7,440,278
	Total Luxembourg	8,236,284
	Malaysia—0.9%
2,380,000	Maxis Communications Bhd	7,815,438
	Mexico—0.9%
182,000[2]	America Movil S.A.B. de C.V. (ADR)	8,073,520
	Netherlands—4.5%
65,000	Akzo Nobel N.V.	4,095,399
180,000[1]	ASML Holding N.V.	4,593,600
218,600	ING Groep N.V.	9,604,201
54,200	Rodamco Europe N.V.	7,345,343
195,200	SBM Offshore N.V.	6,899,861
227,720	Unilever N.V.	6,079,603
	Total Netherlands	38,618,007
	Norway—1.4%
94,100	Orkla ASA	5,667,527
498,600	Storebrand ASA	6,753,609
	Total Norway	12,421,136
	Philippines—0.9%
132,400	Philippine Long Distance Telephone Co. (ADR)	6,966,888
6,560,900[1]	PNOC Energy Development Corp.	650,723
	Total Philippines	7,617,611
	Singapore—1.7%
1,390,300	CapitaLand Ltd.	6,287,254
1,471,035	Singapore Telecommunications Ltd.	3,734,459
356,400	United Overseas Bank Ltd.	4,567,306
	Total Singapore	14,589,019
	South Africa—0.3%
593,600	Truworths Intl. Ltd.	2,833,701
	Spain—0.5%
162,700	Gestevision Telecinco S.A.	4,415,449
	Sweden—3.5%
322,600	Atlas Copco AB	11,106,130
339,200	Nordea Bank AB	5,317,236
254,300	Skanska AB	5,314,600
104,163	SSAB Svenskt Stal AB, Ser. A	2,549,065
14,700	SSAB Svenskt Stal AB, Ser. B	346,336

BlackRock World Investment Trust (BWC) (continued)
(Percentage of Net Assets)

Shares	Description	Value
	Sweden—(cont'd)
110,500	Svenska Cellulosa AB	$5,925,743
	Total Sweden	30,559,110
	Switzerland—3.4%
44,300	Alcon, Inc.	5,216,768
17,300	Nestle S.A.	6,356,680
34,100	Roche Holding AG	6,422,702
33,600[1]	Syngenta AG	6,218,915
90,800	UBS AG	5,707,832
	Total Switzerland	29,922,897
	Taiwan—0.8%
646,800	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,056,588
	Thailand—0.4%
1,478,400	Advanced Info Service PCL	3,168,479
	United Kingdom—11.1%
449,200[1]	Arriva Plc	6,382,997
536,100[1]	BAE Systems Plc	4,418,672
497,600	Cattles Plc	4,290,621
1,490,800	Cobham Plc	6,069,780
648,000	Debenhams Plc	2,121,122
360,500	Diageo Plc	7,036,065
423,900	Kelda Group Plc	7,795,713
2,000,000	Legal & General Group Plc	6,112,771
341,800	National Express Group Plc	7,118,705
400,600	Rexam Plc	4,246,661
332,800	Royal Dutch Shell Plc	11,182,600
250,000	Scottish & Southern Energy Plc	7,372,821
275,000	Smiths Group Plc	5,778,304
405,638	Tate & Lyle Plc	4,687,770
477,500	United Utilities Plc	7,185,713
163,800	Vodafone Group Plc (ADR)	4,814,082
	Total United Kingdom	96,614,397
	United States—30.3%
71,000	A.G. Edwards, Inc.	4,700,910
80,900	Abbott Laboratories	4,287,700
60,7001, 2	Akamai Technologies, Inc.	3,410,126
490,683[2]	Alaska Communications Systems Group, Inc.	7,929,437
69,8501, 2	Alexion Pharmaceuticals, Inc.	2,903,665
63,200	Alliance Bernstein Holdings LP	5,693,688
81,300[2]	Alltel Corp.	4,982,877
98,800	Altria Group, Inc.	8,634,132
193,300[2]	Archer Daniels Midland Co.	6,185,600
220,400[2]	Asbury Automotive Group, Inc.	5,390,984
140,800[2]	AT&T, Inc.	5,525,057
140,500[2]	Atmos Energy Corp.	4,389,220
118,800[2]	Bank of America Corp.	6,246,504
275,000[1]	BEA Systems, Inc.	3,390,750
198,600[2]	Bebe Stores, Inc.	3,678,072
216,500	CBRE Realty Finance, Inc.	3,576,580
165,300	Citigroup, Inc.	9,112,989
168,600[2]	ConocoPhillips	11,196,726
89,300[2]	Dominion Resources, Inc.	7,408,328
31,300	Douglas Emmett, Inc. (REIT)	856,368
161,900[2]	Exxon Mobil Corp.	11,996,790
10,7001, 2	Google, Inc.	5,363,910
112,400[2]	H.J. Heinz Co.	5,296,288
427,700[2]	Highland Hospitality Corp. (REIT)	6,791,876
48,800	Intl. Business Machines Corp.	4,838,520
95,700[2]	Johnson & Johnson	6,392,760
144,900[2]	Loews Corp. - Carolina Group	9,931,446
173,900	McDonald's Corp.	7,712,465
113,100	Merck & Co., Inc.	5,061,225
134,800[1]	MGM Mirage	9,431,956
217,800[2]	Microsoft Corp.	6,721,308

BlackRock World Investment Trust (BWC) (continued)
(Percentage of Net Assets)

Shares	Description	Value
	United States—(cont'd)
180,000	Motorola, Inc.	$3,573,000
54,500	Nike, Inc.	5,385,145
108,000	PepsiCo, Inc.	7,045,920
170,700	PPL Corp.	6,076,920
122,700	Rohm & Haas Co.	6,387,762
80,400	Sempra Energy	4,613,352
105,600	Starwood Hotels & Resorts Worldwide, Inc.	6,608,448
95,000	Strategic Hotels & Resorts, Inc. (REIT)	2,044,400
79,600	Stryker Corp.	4,930,424
60,500	Textron, Inc.	5,636,785
135,200	UST, Inc.	7,765,888
83,800[1]	Waters Corp.	4,750,622
302,400	Windstream Corp.	4,499,712
57,300[1]	Zimmer Holdings, Inc.	4,825,806
	Total United States	263,182,441
	Total Common Stocks	831,134,862
	Preferred Stocks—1.2%
	Germany—0.6%
3,800	Porsche AG, 0.60%	4,813,963
	Italy—0.6%
1,528,300	Unipol S.p.A., 3.22%	5,335,599
	Total Preferred Stocks	10,149,562
	Total Long-Term Investments (cost $743,835,464)	841,284,424
	MONEY MARKET FUND—1.4%
12,322,352	Fidelity Institutional Money Market Prime Portfolio (cost $12,322,352)	12,322,352
	Total investments before outstanding options written (cost $756,157,8163)	853,606,776
Contracts
	OUTSTANDING OPTIONS WRITTEN—(1.3)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.3)%
(285)	A.G. Edwards, Inc., strike price $70, expires 03/19/07	(21,375)
(320)	Abbott Laboratories, strike price $55, expires 03/19/07	(17,600)
(100)	Abbott Laboratories, strike price $55, expires 05/21/07	(12,000)
(310)	Accenture Ltd., strike price $37.50, expires 03/30/07	(48,225)
(310)	Accenture Ltd., strike price $37.50, expires 04/03/07	(50,119)
(280)	AEM S.p.A., strike price 2.50 EUR, expires 03/16/07	(67,149)
(215)	Akamai Technologies, Inc., strike price $55, expires 02/19/07	(59,125)
(145)	Akamai Technologies, Inc., strike price $60, expires 05/21/07	(50,750)
(300)	Akzo Nobel N.V., strike price 50 EUR, expires 04/20/07	(62,561)
(216,000)	Alaska Communications Systems Group, Inc., strike price $15.65, expires 02/16/07	(148,824)
(155,000)	Alaska Communications Systems Group, Inc., strike price $16.07, expires 03/16/07	(104,005)
(180)	Alcon, Inc., strike price $120, expires 02/19/07	(37,800)
(50)	Alcon, Inc., strike price $120, expires 03/19/07	(17,000)
(280)	Alexion Pharmaceuticals, Inc., strike price $45, expires 02/19/07	(8,400)
(350)	Alliance Bernstein Holdings LP, strike price $90, expires 03/19/07	(73,500)
(400)	Alltel Corp., strike price $60, expires 02/19/07	(94,000)
(19,100)	Alstom, strike price 96.24 EUR, expires 02/21/07	(41,894)
(200)	Altria Group, Inc., strike price $85, expires 03/19/07	(80,000)
(31,200)	Altria Group, Inc., strike price $87.75, expires 04/20/07	(81,931)
(1,090)	America Movil S.A.B. de C.V. (ADR), strike price $50, expires 02/19/07	(8,720)
(385)	Archer Daniels Midland Co., strike price $35, expires 02/19/07	(7,700)
(55,500)	Archer Daniels Midland Co., strike price $38.50, expires 02/16/07	(833)
(359,300)	Arriva Plc, strike price 7.74 GBP, expires 03/27/07	(77,334)
(220,400)	Asbury Automotive Group, Inc., strike price $23.69, expires 02/16/07	(216,653)
(220)	ASML Holding N.V., strike price $26, expires 03/23/07	(17,779)
(500)	ASML Holding N.V., strike price $26.25, expires 02/23/07	(16,360)
(600)	AT&T, Inc., strike price $35, expires 02/19/07	(168,000)
(53,500)	Atlas Copco AB, strike price 224.73 SEK, expires 03/27/07	(147,595)
(75,500)	Atlas Copco AB, strike price 225.62 SEK, expires 04/03/07	(209,226)
(56,000)	Atmos Energy Corp., strike price $31.79, expires 03/30/07	(24,836)
(250)	AXA S.A., strike price 32 EUR, expires 02/19/07	(27,045)
(43,600)	AXA S.A., strike price 32.79 EUR, expires 03/27/07	(57,917)

BlackRock World Investment Trust (BWC) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(214,400)	BAE Systems Plc, strike price 4.35 GBP, expires 03/27/07	$(41,938)
(480)	Bank of America Corp., strike price $55, expires 03/19/07	(9,600)
(350)	Barrick Gold Corp., strike price 36 CAD, expires 02/19/07	(8,923)
(350)	Barrick Gold Corp., strike price 36 CAD, expires 04/23/07	(38,664)
(27,800)	Bilfinger Berger AG, strike price 60.87 EUR, expires 03/27/07	(95,294)
(140)	Canadian Imperial Bank of Commerce, strike price 100 CAD, expires 02/19/07	(21,414)
(13,700)	Canadian Imperial Bank of Commerce, strike price 101.93 CAD, expires 03/28/07	(24,140)
(199,000)	Cattles Plc, strike price 4.53 GBP, expires 03/27/07	(16,961)
(86,600)	CBRE Realty Finance, Inc., strike price $16.11, expires 03/16/07	(58,888)
(32,100)	Cia Energetica de Minas Gerais (ADR), strike price $48.81, expires 03/16/07	(52,015)
(63,400)	Citigroup, Inc., strike price $55, expires 03/30/07	(80,588)
(745,400)	Cobham Plc, strike price 2 GBP, expires 03/27/07	(164,946)
(460)	ConocoPhillips, strike price $68, expires 02/23/07	(47,444)
(220)	ConocoPhillips, strike price $70, expires 05/21/07	(52,800)
(138,100)	Credito Emiliano S.p.A., strike price 11.30 EUR, expires 03/27/07	(77,739)
(44,000)	Daito Trust Construction Co. Ltd., strike price 5,857.22 JPY, expires 03/08/07	(58,276)
(54,000)	Danske Bank A/S, strike price 250 DKK, expires 03/27/07	(107,909)
(49,000)	Danske Bank A/S, strike price 261.31 DKK, expires 04/03/07	(48,472)
(648,000)	Debenhams Plc, strike price 1.91 GBP, expires 03/27/07	(4,494)
(61,000)	Denso Corp., strike price 4,750.51 JPY, expires 03/08/07	(97,302)
(160)	Deutsche Bank AG, strike price 105 EUR, expires 02/19/07	(91,131)
(14,600)	Deutsche Bank AG, strike price 110 EUR, expires 04/03/07	(60,322)
(76,000)	Deutsche Lufthansa AG, strike price 21.34 EUR, expires 04/03/07	(104,414)
(180,200)	Diageo Plc, strike price 9.95 GBP, expires 03/27/07	(67,728)
(16,000)	Dominion Resources, Inc., strike price $82.50, expires 03/30/07	(29,824)
(287)	Dominion Resources, Inc., strike price $85, expires 04/23/07	(22,960)
(7,000)	Dominion Resources, Inc., strike price $86, expires 05/18/07	(9,051)
(255)	E.ON AG, strike price 105 EUR, expires 02/16/07	(75,445)
(260)	Enel S.p.A., strike price 8 EUR, expires 02/19/07	(29,024)
(167,000)	Eni S.p.A., strike price 25.09 EUR, expires 03/27/07	(99,473)
(28,800)	Eurocastle Investment Ltd., strike price 39.21 EUR, expires 02/21/07	(79,420)
(175)	Exxon Mobil Corp., strike price $75, expires 03/19/07	(31,500)
(182)	Exxon Mobil Corp., strike price $75, expires 04/23/07	(47,320)
(465)	Exxon Mobil Corp., strike price $80, expires 02/19/07	(2,325)
(38,000)	Fondiaria-Sai S.p.A., strike price 36.60 EUR, expires 03/27/07	(25,488)
(78,000)	Fortum Oyj, strike price 20.60 EUR, expires 03/27/07	(116,071)
(67,000)	Gerdau S.A. (ADR), strike price $16.63, expires 02/16/07	(34,143)
(630)	Gerdau S.A. (ADR), strike price $17.50, expires 03/19/07	(31,500)
(81,000)	Gestevision Telecinco S.A., strike price 21.37 EUR, expires 03/27/07	(45,362)
(72)	Google, Inc., strike price $520, expires 02/19/07	(80,640)
(215)	H.J. Heinz Co., strike price $46.25, expires 02/23/07	(26,935)
(235)	H.J. Heinz Co., strike price $47, expires 03/23/07	(31,636)
(49,000)	Hannover Rueckversicherung AG, strike price 35.76 EUR, expires 04/03/07	(57,395)
(39,000)	Highland Hospitality Corp. (REIT), strike price $14.30, expires 02/16/07	(62,919)
(132,000)	Highland Hospitality Corp. (REIT), strike price $15.70, expires 03/16/07	(74,052)
(109,000)	ING Groep N.V., strike price 34.48 EUR, expires 04/03/07	(102,287)
(24,400)	Intl. Business Machines Corp., strike price $102, expires 03/23/07	(25,561)
(38,000)	Johnson & Johnson, strike price $68.65, expires 03/16/07	(15,048)
(26,300)	K&S AG, strike price 82.42 EUR, expires 04/03/07	(157,114)
(255,000)	Kelda Group Plc, strike price 9.41 GBP, expires 03/27/07	(183,422)
(800,000)	Legal & General Group Plc, strike price 1.60 GBP, expires 03/27/07	(66,313)
(230)	Linde AG, strike price 84 EUR, expires 04/20/07	(87,533)
(215)	Loews Corp. - Carolina Group, strike price $65, expires 02/19/07	(86,000)
(365)	Loews Corp. - Carolina Group, strike price $70, expires 03/19/07	(43,800)
(520)	McDonald's Corp., strike price $45, expires 02/16/07	(20,800)
(350)	McDonald's Corp., strike price $45, expires 03/19/07	(28,000)
(450)	Merck & Co., Inc., strike price $45, expires 02/19/07	(29,250)
(120)	Merck & Co., Inc., strike price $47.50, expires 03/19/07	(2,400)
(210)	MGM Mirage, strike price $60, expires 02/19/07	(218,400)
(330)	MGM Mirage, strike price $70, expires 03/19/07	(105,600)
(300)	MGM Mirage, strike price $75, expires 03/19/07	(51,000)
(106,500)	Microsoft Corp., strike price $31.50, expires 03/30/07	(64,220)
(325)	Microsoft Corp., strike price $32.50, expires 04/23/07	(16,250)
(220,000)	Milano Assicurazioni S.p.A., strike price 6.22 EUR, expires 04/03/07	(34,409)
(440)	Mizuho Financial Group, Inc., strike price 879,373,57 JPY, expires 03/08/07	(66,466)

BlackRock World Investment Trust (BWC) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(360)	Motorola, Inc., strike price $20, expires 03/19/07	$(21,600)
(136,700)	National Express Group Plc, strike price 11.26 GBP, expires 03/27/07	(79,525)
(11,500)	Nestle S.A., strike price 446.42 CHF, expires 04/03/07	(171,439)
(220)	Nike, Inc., strike price $100, expires 02/19/07	(26,400)
(50)	Nike, Inc., strike price $100, expires 03/19/07	(10,000)
(245,000)	Nissan Motor Co. Ltd., strike price 1,498.11 JPY, expires 03/08/07	(96,963)
(101,800)	Nordea Bank AB, strike price 107.39 SEK, expires 03/27/07	(69,952)
(55,000)	Oriflame Cosmetics S.A., strike price 276 SEK, expires 03/27/07	(129,834)
(10,000)	ORIX Corp., strike price 35,956.66 JPY, expires 03/08/07	(73,222)
(37,600)	Orkla ASA, strike price 354.74 NOK, expires 03/27/07	(144,953)
(43,000)	PepsiCo, Inc., strike price $63.50, expires 02/16/07	(89,526)
(370)	PetroChina Co. Ltd. (ADR), strike price $135, expires 03/19/07	(59,200)
(215)	PetroChina Co. Ltd. (ADR), strike price $140, expires 02/19/07	(5,375)
(145)	Petroleo Brasileiro S.A. (ADR), strike price $100, expires 02/19/07	(22,475)
(160)	Petroleo Brasileiro S.A. (ADR), strike price $105, expires 04/23/07	(39,200)
(665)	Philippine Long Distance Telephone Co. (ADR), strike price $50, expires 02/19/07	(252,700)
(75,400)	Piraeus Bank S.A., strike price 26.98 EUR, expires 03/27/07	(143,194)
(1,500)	Porsche AG, strike price 1,065 EUR, expires 03/27/07	(19,336)
(640)	PPL Corp., strike price $35, expires 02/19/07	(64,000)
(200,300)	Rexam Plc, strike price 5.62 GBP, expires 03/27/07	(30,152)
(18,000)	Roche Holding AG, strike price 227.50 CHF, expires 03/27/07	(126,480)
(377)	Rodamco Europe N.V., strike price 98 EUR, expires 03/16/07	(339,042)
(490)	Rohm & Haas Co., strike price $55, expires 04/23/07	(44,100)
(160)	Royal Dutch Shell Plc, strike price 19 GBP, expires 02/16/07	(943)
(975)	SBM Offshore N.V., strike price 27 EUR, expires 02/16/07	(69,892)
(14,500)	Schneider Electric S.A., strike price 95 EUR, expires 03/16/07	(39,761)
(100,000)	Scottish & Southern Energy Plc, strike price 14.78 GBP, expires 03/27/07	(141,589)
(51,600)	Sempra Energy, strike price $57.72, expires 04/05/07	(87,565)
(127,000)	Skanska AB, strike price 147.29 SEK, expires 04/03/07	(55,944)
(110,000)	Smiths Group Plc, strike price 11.32 GBP, expires 03/27/07	(43,675)
(250)	Societe Generale, strike price 135 EUR, expires 02/16/07	(84,392)
(84,000)	SSAB Svenskt Stal AB, Ser. A, strike price 154 SEK, expires 03/27/07	(217,927)
(10,000)	SSAB Svenskt Stal AB, Ser. A, strike price 166.19 SEK, expires 04/03/07	(14,676)
(385)	Starwood Hotels & Resorts Worldwide, Inc., strike price $65, expires 02/19/07	(19,250)
(399,000)	Storebrand ASA, strike price 87.36 NOK, expires 04/03/07	(187,836)
(95,000)	Strategic Hotels & Resorts, Inc. (REIT), strike price $20.98, expires 03/16/07	(101,144)
(320)	Stryker Corp., strike price $60, expires 03/19/07	(105,600)
(300)	Sumitomo Mitsui Financial Group, Inc., strike price 1,235,811.60 JPY, expires 03/08/07	(71,948)
(36,800)	Svenska Cellulosa AB, strike price 383 SEK, expires 04/03/07	(45,764)
(13,400)	Syngenta AG, strike price 236.11 CHF, expires 04/03/07	(72,884)
(226,400)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.25, expires 03/16/07	(59,883)
(203,000)	Tate & Lyle Plc, strike price 6.38 GBP, expires 04/03/07	(35,090)
(180)	Teck Cominco Ltd., Class B, strike price 95 CAD, expires 05/21/07	(53,535)
(180)	Teck Cominco Ltd., Class B, strike price 98 CAD, expires 02/19/07	(1,606)
(280)	TELUS Corp., strike price 58 CAD, expires 02/19/07	(4,759)
(415)	TELUS Corp., strike price 58 CAD, expires 03/19/07	(20,277)
(245)	Textron, Inc., strike price $100, expires 02/19/07	(3,675)
(119,000)	Truworths Intl. Ltd., strike price 31.74 ZAR, expires 03/28/07	(50,213)
(178,000)	Truworths Intl. Ltd., strike price 35.75 ZAR, expires 04/03/07	(23,908)
(54,400)	UBS AG, strike price 75.82 CHF, expires 03/27/07	(159,836)
(397,000)	Unicredito Italiano S.p.A., strike price 6.68 EUR, expires 02/21/07	(237,760)
(102,500)	Unilever N.V., strike price 20.46 EUR, expires 03/27/07	(78,446)
(458,500)	Unipol S.p.A., strike price 2.65 EUR, expires 03/27/07	(64,749)
(382,000)	United Utilities Plc, strike price 7.67 GBP, expires 03/27/07	(173,821)
(40,000)	UST, Inc., strike price $58, expires 03/30/07	(55,840)
(28,000)	UST, Inc., strike price $58.12, expires 02/16/07	(19,608)
(140)	UST, Inc., strike price $60, expires 04/23/07	(13,300)
(170)	Vodafone Group Plc (ADR), strike price $27.50, expires 04/23/07	(45,050)
(485)	Vodafone Group Plc (ADR), strike price $30, expires 03/19/07	(36,375)
(72,900)	Wartsila Oyj, B Shares, strike price 41.45 EUR, expires 03/27/07	(273,424)
(33,000)	Waters Corp., strike price $54.27, expires 03/16/07	(99,285)
(1,080)	Windstream Corp., strike price $14, expires 02/05/07	(94,886)
(230)	Zimmer Holdings, Inc., strike price $80, expires 02/19/07	(115,000)

BlackRock World Investment Trust (BWC) (continued)
(Percentage of Net Assets)

Contracts	Description	Value
`	OUTSTANDING CALL OPTIONS WRITTEN—(cont'd)
(90)	Zimmer Holdings, Inc., strike price $85, expires 03/19/07	$(17,100)
	Total Outstanding Call Options Written (premium received ($9,320,910))	(11,060,898)
	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(162)	Alexion Pharmaceuticals, Inc., strike price $40, expires 02/19/07	(12,960)
(200)	Siemens AG, strike price 84 EUR, expires 02/16/07	(30,759)
	Total Outstanding Put Options Written (premium received ($36,641))	(43,719)
	Total outstanding options written (premium received ($9,357,551))	(11,104,617)
	Total investments net of outstanding options written—97.1%	$842,502,159
	Other assets in excess of liabilities—2.9%	25,596,248
	Net Assets—100.0%	$868,098,407

[1]	Non-income producing security.

[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[3]	Cost for federal income tax purposes is $758,524,187. The net unrealized appreciation on a tax basis is $95,082,589, consisting of $100,901,634 gross unrealized appreciation and $5,819,045 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt	HKD	—	Hong Kong Dollar
AUD	—	Australian Dollar	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	NOK	—	Norwegian Krone
CHF	—	Swiss Franc	REIT	—	Real Estate Investment Trust
DKK	—	Danish Krone	SEK	—	Swedish Krona
EUR	—	Euro	SGD	—	Singapore Dollar
GBP	—	British Pound	ZAR	—	South African Rand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock World Investment Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007